Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net loss for the year	$ (7,525)	$ (14,120)
Items not involving cash:
Loss on disposal of property and equipment		27
Gain on modification of debt	(492)	(803)
Amortization	909	2,212
Foreign exchange loss	1,194	4,065
Interest and finance costs	3,160	1,775
Change in fair value of embedded derivatives	(25)
Stock-based compensation	459	712
Changes in non-cash items:
Trade and other receivables	(4,834)	(659)
Inventory	(3,760)	989
Prepaids and deposits	(8,127)	(1,615)
Accounts payable and accrued liabilities	793	3,609
Deferred consideration		(38)
Deferred revenue	1,960	(637)
Warranty provision	(1,016)	85
Taxes paid	(9)	(300)
Interest paid	(1,695)	(524)
Cash used in operating activities	(19,008)	(5,222)
INVESTING ACTIVITIES
Purchase of intangible assets	(341)	(553)
Proceeds from government subsidy		817
Purchase of property and equipment	(1,285)	(10,471)
Proceeds on disposal of property and equipment		252
Cash used in investing activities	(1,626)	(9,955)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	867	13,063
Share issuance costs	(44)	(1,162)
Proceeds of credit facility	8,753	659
Proceeds from convertible debt	2,939
Convertible debt financing fees	(159)
Proceeds from long-term loans	8,868
Repayment of long-term loans	(206)	(317)
Cash provided in financing activities	21,018	12,243
Effect of foreign exchange rate on cash	(37)	(353)
Increase (decrease) in cash and cash equivalents	347	(3,287)
Cash and cash equivalents, beginning	1,622	4,402
Cash and cash equivalents, ending	$ 1,969	$ 1,115